SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Schedule of other liabilities (Details 8) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Accounts payable and accrued expenses	$ 50,118	$ 6,833
Membership deposit liabilities	71,644
Deferred revenue	37,114	6,584
Security deposit payable	48,823	33
Unfavorable leasehold interests	23,916
Accrued rent	6,314
Due to affiliates	5,878	3,579
Miscellaneous liabilities	19,565	2,522
Accounts payable, accrued expenses and other liabilities	277,166	51,127
Non Recourse VIE Financing Structures
Derivative liabilities	13,795	31,576
Accounts payable, accrued expenses and other liabilities	$ 6,766	$ 8,365